UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2019

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

ROBO GlobalTM

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Canada — 2.1%
Industrials— 2.1%
ATS Automation Tooling Systems*	1,437,604	$21,597,184
Maxar Technologies (A)	450,557	22,060,683
		43,657,867
Total Canada		43,657,867
China — 1.5%
Information Technology— 1.5%
Hollysys Automation Technologies (A)	1,398,107	32,436,082
Total China		32,436,082
Finland — 0.9%
Industrials— 0.9%
Cargotec, Cl B (A)	397,716	19,768,066
Total Finland		19,768,066
France — 2.1%
Industrials— 1.0%
Schneider Electric	253,736	20,437,585

Information Technology— 1.1%
Dassault Systemes	156,617	23,419,433
Total France		43,857,018
Germany — 8.2%
Industrials— 5.8%
Duerr (A)	401,955	17,646,025
GEA Group (A)	571,089	22,318,083
KION Group	259,901	17,862,758
Krones (A)	274,669	34,001,802
Siemens	164,091	23,185,394
SLM Solutions Group* (A)	256,828	7,422,427
		122,436,489
Information Technology— 2.4%
Basler (A)	32,244	7,168,184
Isra Vision (A)	401,166	24,689,738
Jenoptik	493,614	19,844,824
		51,702,746
Total Germany		174,139,235
Israel — 1.7%
Health Care— 1.7%
Mazor Robotics*	1,138,717	35,409,525
Total Israel		35,409,525
Japan — 22.8%
Consumer Discretionary— 1.0%
Denso	428,971	21,092,160

Industrials— 13.3%
Aida Engineering	1,431,051	13,615,056
Daifuku	752,917	32,856,884
Daihen	2,365,546	15,025,042
FANUC	186,328	36,486,598
Fuji Machine Manufacturing	1,091,800	19,214,275
Harmonic Drive Systems (A)	792,539	31,010,549
Mitsubishi Electric	1,498,144	20,229,093
Nabtesco*	1,186,710	36,627,506
Nachi-Fujikoshi (A)	435,360	20,223,977
SMC	59,176	19,813,440
THK	612,857	16,561,483
Toshiba Machine	2,642,669	12,866,309
Yushin Precision Equipment (A)	528,470	5,910,706
		280,440,918
Information Technology— 8.5%
Amano	848,800	17,394,561
Keyence	61,924	32,588,376
Omron (A)	725,658	32,672,113
Optex Group	762,900	22,388,123
Topcon	1,205,853	20,801,341
Yaskawa Electric	976,249	32,006,734
Yokogawa Electric	1,163,678	20,593,587
		178,444,835
Total Japan		479,977,913
South Korea — 1.2%
Information Technology— 1.2%
Koh Young Technology	269,083	26,219,145
Total South Korea		26,219,145
Sweden — 2.2%
Health Care— 1.1%
Elekta, Cl B (A)	1,697,264	23,846,361

Information Technology— 1.1%
Hexagon, Cl B	365,087	22,279,467
Total Sweden		46,125,828
Switzerland — 4.9%
Health Care— 1.1%
Tecan Group	91,124	23,139,973

Industrials— 2.9%
ABB	1,667,650	38,254,880
Kardex	145,562	22,348,913
		60,603,793
Information Technology— 0.9%
u-blox Holding (A)	102,658	19,079,871
Total Switzerland		102,823,637
Taiwan — 3.9%
Industrials— 1.9%
Airtac International Group	1,186,932	12,930,092
Hiwin Technologies	2,822,163	27,563,426
		40,493,518

ROBO GlobalTM

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2018 (Unaudited)

Description	Shares	Fair Value

Information Technology— 2.0%
Advantech	3,128,769	$20,695,621
Delta Electronics	5,947,187	20,689,077
		41,384,698
Total Taiwan		81,878,216
United Kingdom — 2.1%
Consumer Discretionary— 1.1%
Ocado Group*	1,609,883	23,356,122

Information Technology— 1.0%
Renishaw	292,584	20,993,710
Total United Kingdom		44,349,832
United States — 46.3%
Consumer Discretionary— 2.1%
iRobot* (A)	551,260	43,687,355

Energy— 3.4%
Helix Energy Solutions Group*	2,813,554	28,163,676
Oceaneering International* (A)	1,579,576	43,217,199
		71,380,875
Health Care— 4.3%
Accuray* (A)	2,132,550	8,210,317
Intuitive Surgical*	79,131	40,213,583
QIAGEN*	601,404	21,722,713
Varian Medical Systems*	181,319	20,933,279
		91,079,892
Industrials— 10.2%
Aerovironment* (A)	556,549	40,967,572
Deere	136,887	19,819,869
John Bean Technologies (A)	228,399	25,260,929
Lincoln Electric Holdings	235,262	22,100,512
Nordson (A)	164,225	22,024,215
Raven Industries	550,788	21,370,575
Rockwell Automation	215,443	40,408,489
Teledyne Technologies*	102,779	22,551,768
		214,503,929
Information Technology— 26.3%
3D Systems* (A)	1,584,418	19,282,367
Ambarella* (A)	504,884	19,781,355
Autodesk*	161,835	20,786,087
Brooks Automation (A)	1,201,942	36,755,386
Cadence Design Systems*	498,692	21,987,330
Cognex (A)	806,004	42,540,891
FARO Technologies*	433,373	28,212,582
FLIR Systems	688,574	40,350,436
IPG Photonics*	154,068	25,273,315
Manhattan Associates* (A)	479,828	23,089,323
Microchip Technology (A)	215,114	20,098,101
National Instruments	498,661	21,846,339
Novanta*	331,950	20,697,083
Nuance Communications* (A)	1,558,993	23,026,327
NVIDIA	83,782	20,514,861
PTC*	252,568	23,213,525
QUALCOMM	364,382	23,353,242
Stratasys* (A)	1,094,924	21,263,424
Teradyne	556,875	24,084,844
Trimble Navigation*	624,295	22,037,614
Xilinx	309,794	22,326,854
Zebra Technologies, Cl A*	238,713	32,925,684
		553,446,970
Total United States		974,099,021

Total Common Stock
(Cost $2,023,086,848)		2,104,741,385

SHORT - TERM INVESTMENT — 0.2%

Invesco Government & Agency, Cl Institutional, 1.83% (B)(C)	4,007,899	4,007,899

Total Short-Term Investment (Cost $4,007,899)		4,007,899

RIGHTS — 0.0%

Taiwan — 0.0%
Hiwin Technologies, Expires 09/04/2018*	94,187	150,753

Total Rights (Cost $ —)		150,753

Par Amount
REPURCHASE AGREEMENTS — 9.0%

Citigroup Global Markets (C)(D) 1.930%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $45,157,045 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par values ranging from $0 to $12,830,821, 0.000% to 9.500%, 08/15/2018 to 07/15/2060, with a total market value of $46,057,717)	$45,154,624	45,154,624

ROBO GlobalTM

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2018 (Unaudited)

Description	Par Amount	Fair Value

Daiwa Capital Markets (C)(D) 1.940%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $44,843,569 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par values ranging from $6 to $2,566,259, 0.000% to 9.000%, 10/01/2018 to 09/09/2049, with a total market value of $46,057,717)	$44,841,153	$44,841,153

Deutsche Bank (C)(D) 1.950%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $12,214,346 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par values ranging from $28 to $5,747,598, 2.750% to 5.500%, 05/31/2023 to 03/20/2047, with a total market value of $12,457,958)	12,213,684	12,213,684

Nomura Securities (C)(D) 1.930%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $43,314,018 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par values ranging from $0 to $5,356,914, 0.000% to 9.500%, 08/15/2018 to 06/20/2068, with a total market value of $44,177,932)	43,311,696	43,311,696

RBC Dominion Securities (C)(D) 1.900%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $44,282,334 (collateralized by various U.S. Government Agency Obligations, par values ranging from $1,063 to $8,810,691, 2.411% to 6.500%, 08/01/2019 to 06/01/2048, with a total market value of $45,165,697)	44,279,997	44,279,997

Total Repurchase Agreements (Cost $189,801,154)		189,801,154

Total Investments - 109.1% (Cost $2,216,895,901)		$2,298,701,191

Percentages are based on Net Assets of $2,106,570,077.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at July 31, 2018. The total market value of securities on loan at July 31, 2018 was $309,750,923.
(B)	Rate shown is the 7-day effective yield as of July 31, 2018.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2018 was $193,809,053.
(D)	Tri-Party Repurchase Agreement.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,104,741,385	$—	$—	$2,104,741,385
Short - Term Investment	4,007,899	—	—	4,007,899
Rights	150,753	—	—	150,753
Repurchase Agreements	—	189,801,154	—	189,801,154
Total Investments in Securities	$2,108,900,037	$189,801,154	$—	$2,298,701,191

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended July 31, 2018, the Fund did not hold any Level 3 securities.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 27, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: September 27, 2018